INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax
Income tax provision

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(84,534)	(413)

State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	84,534	413
Income tax provision	$—	$—

Schedule of net deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$30,909	$263
Startup/Organizational expenses	54,038	150
Total deferred tax assets	84,947	413
Valuation allowance	(84,947)	(413)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of reconciliation of the federal income tax rate to our effective tax rate

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	(21.0)%	(21.0)%
Income tax provision	0.0%	0.0%